Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted

The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2016, 2017 and 2018 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2016		2017		2018
Weighted-average assumptions
Risk-free interest rate	1.07%		1.10%		1.14%
Expected lives	7.12 y	ears	6.83 y	ears	6.55 y	ears
Expected volatility*	42.07%		40.00%		38.49%
Expected dividends	0.75%		0.66%		0.40%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of Activities Regarding Stock Acquisition Rights Plan

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2018 is as follows:

	Fiscal year ended March 31, 2018
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	15,519,400	3,147
Granted	2,978,900	4,297
Exercised	2,565,700	2,778
Forfeited or expired	1,926,700	4,864

Outstanding at end of the fiscal year	14,005,900	3,017	6.53	25,910

Exercisable at end of the fiscal year	7,905,100	2,653	4.61	19,647